                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200




                                                                December 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Dividend Income Value Strategy Series 2003F
    File #333-110256
    Rule 497(j) Filing
    ------------------


Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 4, 2003.



                                          Very truly yours,

                                          /s/ Kathleen H. Moriarty, Esq.
                                          --------------------------------
                                          Kathleen H. Moriarty, Esq.


cc:  Patricia Mengiste